Consolidated Statements of Cash Flows Supplemental Disclosure - Non-cash transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Gains (losses) recognized when control of subsidiary is lost	$ 3,646
Consideration for derecognition of liability		$ 818
Bonds Payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Debt maturity extension period	7 years
Nominal interest rate	5.70%	4.00%